Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Tables) - Bright Scholar Education Holdings Limited [Member]	12 Months Ended
Aug. 31, 2021
Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Tables) [Line Items]
Schedule of Balance Sheet
	As of August 31,	As of August 31,
	2020	2021
	RMB	RMB	USD
			Note 2(i)
ASSETS
Current assets
Cash and cash equivalents	220,523	132,203	20,464
Restricted cash, net	1,027,110	646,040	100,000
Amounts due from subsidiaries and VIEs	2,514,030	2,640,221	408,678
Amounts due from related parties, net	7	6	1
Other receivables, deposits and other assets, net	69,876	7,104	1,100
Short-term investments	13,695	-	-
Total current assets	3,845,241	3,425,574	530,243
Investment in subsidiaries and VIEs	1,029,229	1,034,925	160,195
Other non-current assets, net	-	56,277	8,711
Total non-current assets	1,029,229	1,091,202	168,906
TOTAL ASSETS	4,874,470	4,516,776	699,149
LIABILITIES AND EQUITY
Current liabilities
Accounts payable	-	8	1
Bond payable	-	1,836,362	284,249
Accrued expenses and other current liabilities	19,970	13,340	2,066
Amounts due to subsidiaries and VIEs	97,957	120,239	18,612
Total current liabilities	117,927	1,969,949	304,928
Non-current liabilities
Other non-current liabilities	1,244	-	-
Bond payable	2,017,369	-	-
Total non-current liabilities	2,018,613	-	-
TOTAL LIABILITIES	2,136,540	1,969,949	304,928
EQUITY
Share capital (US$0.00001 par value; 119,488,962 shares issued and outstanding as of August 31, 2020, 118,928,526 shares issued and outstanding as of August 31, 2021)	8	8	1
Additional paid-in capital	1,854,262	1,727,020	267,324
Accumulated other comprehensive income	185,371	168,324	26,055
Retained earnings	698,289	651,475	100,841
TOTAL EQUITY	2,737,930	2,546,827	394,221
TOTAL LIABILITIES AND EQUITY	4,874,470	4,516,776	699,149

Schedule of Statements of Operations and Comprehensive Income
	2019	2020	2021
	RMB	RMB	RMB	USD
				Note 2(i)
Other operating income	1,670	2,147	3,276	507
Selling, general and administrative expenses	(58,025)	2,805	(10,768)	(1,667)
Other expenses	(60,612)	(26)	-	-
Interest income/(expense), net	17,482	8,792	(56,635)	(8,766)
Investment income	7,373	1,617	3,936	609
Equity in earnings of subsidiaries and VIEs	333,211	145,670	7,386	1,143
Net income	241,099	161,005	(52,805)	(8,174)
Other comprehensive income/(loss)	3,185	106,416	(17,047)	(2,639)
Comprehensive income/(loss)	244,284	267,421	(69,852)	(10,813)

Schedule of Statements of Cash Flows
	2019	2020	2021
	RMB	RMB	RMB	USD
				Note 2(i)
Cash flows from operating activities
Net income/(loss) for the year	241,099	161,005	(52,805)	(8,174)
Share-based compensation	51,664	(10,631)	1,865	289
Investment income	(7,373)	(211)	—	—
Finance costs	18,908	12,288	20,304	3,143
Equity in earnings of subsidiaries and VIEs	(333,211)	(145,670)	(7,386)	(1,143)
Other receivables, deposits and other assets	(60,380)	(3,050)	(734)	(114)
Accrued expenses and other current liabilities	(3,857)	(3,572)	(6,463)	(1,000)
Amounts due to subsidiaries and VIEs	11	100,209	—	—
Other non-current assets and liabilities	(1,621)	(1,789)	(1,085)	(168)
Amounts due from subsidiaries and VIEs	(1,727,903)	(254,001)	—	—
Amounts due from related parties	(7)	—	—	—
Net cash used in operating activities	(1,822,670)	(145,422)	(46,304)	(7,167)

Cash flows from investing activities
Purchase of investments	(13,416)	—	—	—
Proceed from redemption of investments upon maturity	—	213,860	13,017	2,015
Amounts due from subsidiaries and VIEs	—	—	(180,391)	(27,923)
Net cash (used in)/provided by investing activities	(13,416)	213,860	(167,374)	(25,908)

Cash flows from financing activities
Dividend to shareholders	—	(184,238)	(92,554)	(14,326)
Repurchase of ordinary shares	(417,149)	(56,058)	(24,628)	(3,812)
Proceeds from issuance of bonds	2,069,160	—	—	—
Issuance cost of bonds	(32,971)	—	—	—
Proceeds on exercise of stock options	858	—	—	—
Repurchase of bonds	—	(10,659)	(80,174)	(12,410)
Amounts due to subsidiaries and VIEs			17,076	2,643
Net cash provided by/ (used in) financing activities	1,619,898	(250,955)	(180,280)	(27,905)
Net change in cash and cash equivalents and restricted cash	(216,188)	(182,517)	(393,958)	(60,980)
Cash and cash equivalents and restricted cash at beginning of the year	1,702,804	1,496,959	1,247,633	193,120
Effect of exchange rate changes on cash and cash equivalents and restricted cash	10,343	(66,809)	(75,432)	(11,676)
Cash and cash equivalents and restricted cash at end of the year	1,496,959	1,247,633	778,243	120,464